Marketable securitiesMarketable securities (Schedule of fair value and amortized cost of the available-for-sale securities by contractual maturity) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Debt Securities, Available-for-Sale [Line Items]
Amortized cost	$ 288,170
Unrealized gain	540
Unrealized loss	(56)	$ (265)
Fair Value	288,654	$ 410,956
Due within one year
Debt Securities, Available-for-Sale [Line Items]
Amortized cost	264,617
Unrealized gain	322
Unrealized loss	(56)
Fair Value	264,883
Due after one year through two years
Debt Securities, Available-for-Sale [Line Items]
Amortized cost	23,553
Unrealized gain	218
Unrealized loss	0
Fair Value	$ 23,771